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                 UNITED STATES SECURITIES
                  AND EXCHANGE COMMISSION               OMB APPROVAL
                  WASHINGTON, D.C. 20549
                                                        OMB Number:    3235-0456
                        FORM 24F-2                      Expires:   July 31, 2006
               ANNUAL NOTICE OF SECURITIES SOLD         Estimated average burden
                    PURSUANT TO RULE 24f-2              hours per response.....2


  READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.

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
 1.    Name and address of issuer:
       Hartford HLS Series Fund, Inc.
       P.O. Box 2999
       Hartford, CT 06104-2199

 2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): / /

 3.    Investment Company Act File Number: 811-08629

       Securities Act File Number:333-45431

 4(a). Last day of fiscal year for which this Form is filed:

       December 31, 2003

 4(b). / /  Check box if this Form is being filed late (I.E., more than 90 calendar days after the end of the issuer's fiscal year). (See instruction A.2)

 NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE
       REGISTRATION FEE DUE.

 4(c). / /  Check box if this is the last time the issuer will be filing this Form.
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 5.    Calculation of registration fee:
(i)    Aggregate sale price of securities sold during
       the fiscal year pursuant to section 24(f):                                             $2,511,919,973.43
(ii)   Aggregate price of securities redeemed or
       repurchased during the fiscal year:                                $1,761,766,716.36
(iii)  Aggregate price of securities redeemed or
       repurchased during any PRIOR fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce
       registration fees payable to the Commission                        $0
(iv)   Total available redemption
       credits [add Items 5(ii) and 5(iii)]:                                                  $1,761,766,716.36
(v)    Net sales -- if Item 5(i) is greater
       than Item 5(iv) [subtract
       Item 5(iv) from Item 5(i)]:                                                            $  750,153,257.07
(vi)   Redemption credits available for use in future
       years -- if Item 5(i) is less than Item 5(iv)
       [subtract Item 5(iv) from Item 5(i)]:                              $(        )
(vii)  Multiplier for determining registration fee
       (See Instruction C.9):                                                x  .0001267
(viii) Registration fee due [multiply Item 5(v) by
       Item 5(vii)] (enter "0" if no fee is due):                                      =      $       95,044.42

 6.    Prepaid Shares
       If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:
       _______________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: _______________.

 7.    Interest due -- if this Form is being filed more than 90
       days after the end of the issuer's fiscal year
       (see Instruction D):                                                            + $  0

 8.    Total of the amount of the registration fee due plus any
       interest due [line 5(viii) plus line 7]:                                        = $  95,044.42

 9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: March 26, 2004
       Method of Delivery:
               /X/   Wire Transfer
               / /   Mail or other means
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                                   SIGNATURES

  This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By   (Signature and Title)* /s/
                                       George Jay

                                       Vice President
Date March 26, 2004

  *Please print the name and title of the signing officer below the signature.